Accounts receivable - Net: (Details) - MXN ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounts receivable - Net:
Clients	$ 1,195,559	$ 991,033
Less: impairment provision	(191,766)	(179,639)	$ (173,398)
Adoption effect IFRS 9		(18,284)
Accounts receivable - net	$ 1,003,793	$ 793,110